Commitments (Narrative) (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 01, 2013 USD ($)	May 13, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)
Statement [Line Items]
Employee agreement, base salary (per annum)							$ 275,000	$ 250,000	$ 220,000
Employee agreement, stock options committed				500,000
License agreement, percentage of adjusted gross sales				2.00%
Current lease liabilities					$ 105,212	$ 103,596
Current lease liabilities, monthly installments					$ 8,768	$ 8,633
Non-current lease liabilities	$ 110,637	$ 109,474	$ 108,312
Patent license agreement, annual fee				$ 25,000